Net Income Per Share	12 Months Ended
May 31, 2016
Earnings Per Share [Abstract]
Net Income Per Share
16.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2014	2015	2016
	US$	US$	US$
Numerator used in basic and diluted net income per share:
Net income attributable to New Oriental
Education &Technology Group Inc.	215,704	193,013	224,884

Net income available for future distribution	215,704	193,013	224,884

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	156,033,992	156,438,606	156,782,439

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	1,869,472	863,568	609,247

Weighted average common shares outstanding used in computing diluted net income per share	157,903,464	157,302,174	157,391,686

Net income per share
- Basic	1.38	1.23	1.43
- Diluted	1.37	1.23	1.43

The weighted average of 2,345,395, 1,940,781 and 1,596,948 treasury shares have been excluded in computing basic net income per share for the years ended May 31, 2014, 2015 and 2016, respectively.

There was no employee stock options excluded from the dilutive share calculation for the years ended May 31, 2014, 2015 and 2016 due to anti-dilutive effects.